Financial Highlights (Details) - Going Concern Basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Highlights [Line Items]
Units (in shares)		17,166,032
Net Assets	$ 103,244,655	$ 103,601,210	$ 119,311,703	$ 116,099,605
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 41,538,000	$ 40,267,000	$ 42,408,000	$ 36,475,000	$ 33,878,000
Units
Financial Highlights [Line Items]
Units (in shares)	16,807,000	17,166,000	18,007,000	19,057,000	19,952,000
Units | Minimum
Financial Highlights [Line Items]
Units Value (in dollars per share)	$ 2.93	$ 2.95	$ 3.44	$ 3.39	$ 3.31
Units | Maximum
Financial Highlights [Line Items]
Units Value (in dollars per share)	$ 3.99	$ 4.01	$ 4.63	$ 4.52	$ 4.37
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 61,706,000	$ 63,334,000	$ 76,904,000	$ 79,624,000	$ 80,712,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	0.40%	2.30%	2.74%	3.06%	3.10%
Expense Ratio | Minimum
Financial Highlights [Line Items]
Expense Ratio	0.09%	0.35%	0.35%	0.35%	0.35%
Expense Ratio | Maximum
Financial Highlights [Line Items]
Expense Ratio	0.31%	1.25%	1.25%	1.25%	1.25%
Total Return | Minimum
Financial Highlights [Line Items]
Total Return	(0.65%)	(14.24%)	1.49%	2.60%	3.60%
Total Return | Maximum
Financial Highlights [Line Items]
Total Return	(0.43%)	(13.47%)	2.41%	3.53%	4.53%